Property and Equipment - Additional Information (Detail) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation expense	404,901	314,923	281,890
Loss on impairment of property and equipment	(7,182)	(5,477)
Leasehold improvements
Property, Plant and Equipment [Line Items]
Leasehold improvement, accumulated capitalized interest	3,916	3,916